Revenue - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Revenue [Abstract]
Maximum period to settle receivables from contracts with customers	30 days
Impairment loss on receivables from contracts with customers	$ 0.6